Commitments and Contingencies (Details Narrative) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2024	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares						1
Alphatime Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares	3,403,976				5,800
Payments for underwriting expense				$ 1,500,000
Private units				115,500
Shares Issued, Price Per Share		$ 10.18		$ 2.00
Number of units option exercised, shares					$ 58,000
Alphatime Acquisition Corp [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares					58,000			6,000,000
Over-Allotment Option [Member] | Alphatime Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares		900,000	900,000	900,000
Price per unit		$ 10.00	$ 10.00
Payments for underwriting expense		$ 112,500
Share price				$ 0.35
Deferred underwriting commission				$ 2,415,000
Private units			900,000
Unit Purchase Option [Member] | Alphatime Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Price per unit					$ 100
Private units					58,000
Shares Issued, Price Per Share					$ 11.50
Market value percentage					115.00%